May 1, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

RE:	Allianz Variable Insurance Products Fund of Funds Trust
File Nos. 333-119867 and 811-21624

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By:  /s/ Erik Nelson

      Erik Nelson, Chief Legal Officer

763/765-7453
Erik.Nelson@allianzlife.com